General Information (Details) - USD ($) $ in Thousands					12 Months Ended
	Oct. 01, 2025	Oct. 15, 2024	Oct. 14, 2024	Jul. 20, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 23, 2025	Oct. 28, 2025	Aug. 09, 2024
General Information About Reporting Entity [line items]
Proceeds from public placement					$ 40,154	$ 0	$ 0
Number of warrants in warrant exchange (in shares)								1
ACT Genomics Holdings Company Limited
General Information About Reporting Entity [line items]
Consideration received	$ 46,158		$ 46,000
Percentage of voting equity interests acquired disposed (%)	73.27%
Class A warrants
General Information About Reporting Entity [line items]
Number of warrants issued (in shares)									2,722,642
Class B warrants
General Information About Reporting Entity [line items]
Number of warrants issued (in shares)									2,722,642
Placement agent warrants
General Information About Reporting Entity [line items]
Number of warrants issued (in shares)									131,829
Insighta
General Information About Reporting Entity [line items]
Proportion of the Group’s interest in the associate				50.00%
Insighta
General Information About Reporting Entity [line items]
Percentage of shareholding of an equity accounted investee (%)		35.00%	35.00%
Percentage of ownership interest disposed (%)			15.00%
Consideration received			$ 30,000
Europa Partners Holdings Limited
General Information About Reporting Entity [line items]
Percentage of voting equity interests acquired (%)										100.00%